Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Northern Lights Variable Trust
Entity Central Index Key	0001352621
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000097933
Shareholder Report [Line Items]
Fund Name	TOPS Managed Risk Balanced ETF Portfolio
Class Name	Class 1
Trading Symbol	TMRB1
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about TOPS Managed Risk Balanced ETF Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.
Additional Information Phone Number	1-855-572-5945
Additional Information Website	https://topsfunds.com/tops-portfolios/vit/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$22	0.42%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.42%	[1]
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The S&P 500 and the Bloomberg U.S. Aggregate Bond Index both fell during the 1st quarter of 2026 ( 4.3% and  0.1%, respectively), yet all the TOPS portfolios delivered positive returns for investors. As the S&P 500 rebounded +15.2% in the 2nd quarter, the TOPS portfolios had a very strong quarter as well, leading to particularly strong performance for the equity-centric TOPS models versus the S&P 500’s return of +10.2% YTD.

Year-to-date, small cap (S&P Small Cap 600 Total Return Index) leads at +23.9%, followed by mid cap (S&P MidCap 400 Total Return Index) at +17.3%. Large cap growth (S&P 500 Growth Total Return Index) has gained +12.0%, while large cap value (S&P 500 Value Total Return Index) is up +8.0%. Internationally, emerging markets ex-China (MSCI Emerging Markets ex China Net Return USD Index) leads at +38.8%. Emerging markets ex-state-owned enterprises (WisdomTree Emerging Markets ex State Owned Enterprises Index) have returned +22.4%, while developed international (FTSE Developed ex US All Cap Net Tax [US RIC] Index) is up +14.3%. Broad-based emerging markets (FTSE Emerging Markets All Cap China A Inclusion Net Tax [US RIC] Index) have gained +9.3%. Among other asset classes, global real estate (FTSE EPRA Nareit Global REITs Net Tax Index) has gained +11.6%, while global natural resources (Morningstar Global Upstream Natural Resources Net Return Index) are up +8.4%

On the fixed income side, high yield corporate bonds (Solactive USD High Yield Corporates Total Market Index) and emerging market local currency bonds (J.P. Morgan Government Bond Index Emerging Markets Global Core) lead at +1.8%. Short-term TIPS (Bloomberg US Treasury TIPS 0-5 Years Total Return Index Unhedged USD) have gained +1.6%, while global ex-US aggregate bonds (Bloomberg GLA xUSD Float Adjusted RIC Capped Index TR Index Value Hedged USD) are up +1.4%. Short-term corporate bonds (Bloomberg US Corporate 1-3 Yr Total Return Index Value Unhedged USD) have returned +1.2%, followed by mortgage-backed securities (Bloomberg US MBS Float Adjusted Total Return Index Value Unhedged USD) at +1.1% and corporate bonds (ICE BofA US Corporate Index) at +1.0%. Short-term Treasuries (Bloomberg U.S. Treasury: 1-3 Year Total Return Index Value Unhedged USD) are up +0.6%, while intermediate-term Treasuries (Bloomberg U.S. Treasury 3-10 Year Total Return Index Value Unhedged USD) remain slightly negative at -0.1%.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	TOPS Managed Risk Balanced ETF Portfolio	S&P 500® Index
Jun-2016	$10,000	$10,000
Jun-2017	$10,806	$11,790
Jun-2018	$11,267	$13,484
Jun-2019	$11,748	$14,889
Jun-2020	$11,846	$16,006
Jun-2021	$13,969	$22,536
Jun-2022	$12,703	$20,144
Jun-2023	$13,189	$24,091
Jun-2024	$14,246	$30,006
Jun-2025	$15,056	$34,556
Jun-2026	$17,152	$42,271

Average Annual Return [Table Text Block]
Table Summary
	6 Months	1 Year	5 Years	10 Years
TOPS Managed Risk Balanced ETF Portfolio	7.02%	13.93%	4.19%	5.54%
S&P 500® Index	10.21%	22.32%	13.41%	15.51%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 62,010,536
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 89,627
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$62,010,536 Number of Portfolio Holdings29 Advisory Fee $89,627 Portfolio Turnover11%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	88.5%
Money Market Funds	11.5%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.3%
Money Market	11.5%
Fixed Income	43.1%
Equity	45.1%

• May represent asset weighting given fund’s investment approach/investments in other investment companies.

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Vanguard Short-Term Inflation-Protected Securities ETF	10.8%
Vanguard S&P 500 ETF	8.2%
Vanguard FTSE Developed Markets ETF	8.1%
State Street SPDR Portfolio Short Term Corporate Bond ETF	8.1%
iShares iBoxx $ Investment Grade Corporate Bond ETF	7.1%
State Street SPDR Portfolio S&P 500 Value ETF	6.3%
State Street SPDR Portfolio S&P 400 Mid Cap ETF	4.5%
Vanguard Intermediate-Term Treasury ETF	4.5%
State Street SPDR Portfolio S&P 600 Small Cap ETF	3.6%
Vanguard Short-Term Treasury ETF	3.6%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2026.
C000097932
Shareholder Report [Line Items]
Fund Name	TOPS Managed Risk Balanced ETF Portfolio
Class Name	Class 2
Trading Symbol	TMRB2
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about TOPS Managed Risk Balanced ETF Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.
Additional Information Phone Number	1-855-572-5945
Additional Information Website	https://topsfunds.com/tops-portfolios/vit/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$34	0.67%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.67%	[2]
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The S&P 500 and the Bloomberg U.S. Aggregate Bond Index both fell during the 1st quarter of 2026 ( 4.3% and  0.1%, respectively), yet all the TOPS portfolios delivered positive returns for investors. As the S&P 500 rebounded +15.2% in the 2nd quarter, the TOPS portfolios had a very strong quarter as well, leading to particularly strong performance for the equity-centric TOPS models versus the S&P 500’s return of +10.2% YTD.

Year-to-date, small cap (S&P Small Cap 600 Total Return Index) leads at +23.9%, followed by mid cap (S&P MidCap 400 Total Return Index) at +17.3%. Large cap growth (S&P 500 Growth Total Return Index) has gained +12.0%, while large cap value (S&P 500 Value Total Return Index) is up +8.0%. Internationally, emerging markets ex-China (MSCI Emerging Markets ex China Net Return USD Index) leads at +38.8%. Emerging markets ex-state-owned enterprises (WisdomTree Emerging Markets ex State Owned Enterprises Index) have returned +22.4%, while developed international (FTSE Developed ex US All Cap Net Tax [US RIC] Index) is up +14.3%. Broad-based emerging markets (FTSE Emerging Markets All Cap China A Inclusion Net Tax [US RIC] Index) have gained +9.3%. Among other asset classes, global real estate (FTSE EPRA Nareit Global REITs Net Tax Index) has gained +11.6%, while global natural resources (Morningstar Global Upstream Natural Resources Net Return Index) are up +8.4%

On the fixed income side, high yield corporate bonds (Solactive USD High Yield Corporates Total Market Index) and emerging market local currency bonds (J.P. Morgan Government Bond Index Emerging Markets Global Core) lead at +1.8%. Short-term TIPS (Bloomberg US Treasury TIPS 0-5 Years Total Return Index Unhedged USD) have gained +1.6%, while global ex-US aggregate bonds (Bloomberg GLA xUSD Float Adjusted RIC Capped Index TR Index Value Hedged USD) are up +1.4%. Short-term corporate bonds (Bloomberg US Corporate 1-3 Yr Total Return Index Value Unhedged USD) have returned +1.2%, followed by mortgage-backed securities (Bloomberg US MBS Float Adjusted Total Return Index Value Unhedged USD) at +1.1% and corporate bonds (ICE BofA US Corporate Index) at +1.0%. Short-term Treasuries (Bloomberg U.S. Treasury: 1-3 Year Total Return Index Value Unhedged USD) are up +0.6%, while intermediate-term Treasuries (Bloomberg U.S. Treasury 3-10 Year Total Return Index Value Unhedged USD) remain slightly negative at -0.1%.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	TOPS Managed Risk Balanced ETF Portfolio	S&P 500® Index
Jun-2016	$10,000	$10,000
Jun-2017	$10,781	$11,790
Jun-2018	$11,215	$13,484
Jun-2019	$11,662	$14,889
Jun-2020	$11,735	$16,006
Jun-2021	$13,799	$22,536
Jun-2022	$12,520	$20,144
Jun-2023	$12,956	$24,091
Jun-2024	$13,973	$30,006
Jun-2025	$14,730	$34,556
Jun-2026	$16,732	$42,271

Average Annual Return [Table Text Block]
Table Summary
	6 Months	1 Year	5 Years	10 Years
TOPS Managed Risk Balanced ETF Portfolio	6.93%	13.59%	3.93%	5.28%
S&P 500® Index	10.21%	22.32%	13.41%	15.51%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 62,010,536
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 89,627
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$62,010,536 Number of Portfolio Holdings29 Advisory Fee $89,627 Portfolio Turnover11%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	88.5%
Money Market Funds	11.5%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.3%
Money Market	11.5%
Fixed Income	43.1%
Equity	45.1%

• May represent asset weighting given fund’s investment approach/investments in other investment companies.

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Vanguard Short-Term Inflation-Protected Securities ETF	10.8%
Vanguard S&P 500 ETF	8.2%
Vanguard FTSE Developed Markets ETF	8.1%
State Street SPDR Portfolio Short Term Corporate Bond ETF	8.1%
iShares iBoxx $ Investment Grade Corporate Bond ETF	7.1%
State Street SPDR Portfolio S&P 500 Value ETF	6.3%
State Street SPDR Portfolio S&P 400 Mid Cap ETF	4.5%
Vanguard Intermediate-Term Treasury ETF	4.5%
State Street SPDR Portfolio S&P 600 Small Cap ETF	3.6%
Vanguard Short-Term Treasury ETF	3.6%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2026.
C000112453
Shareholder Report [Line Items]
Fund Name	TOPS Managed Risk Balanced ETF Portfolio
Class Name	Class 3
Trading Symbol	TMRB3
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about TOPS Managed Risk Balanced ETF Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.
Additional Information Phone Number	1-855-572-5945
Additional Information Website	https://topsfunds.com/tops-portfolios/vit/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 3	$39	0.76%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.76%	[3]
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The S&P 500 and the Bloomberg U.S. Aggregate Bond Index both fell during the 1st quarter of 2026 ( 4.3% and  0.1%, respectively), yet all the TOPS portfolios delivered positive returns for investors. As the S&P 500 rebounded +15.2% in the 2nd quarter, the TOPS portfolios had a very strong quarter as well, leading to particularly strong performance for the equity-centric TOPS models versus the S&P 500’s return of +10.2% YTD.

Year-to-date, small cap (S&P Small Cap 600 Total Return Index) leads at +23.9%, followed by mid cap (S&P MidCap 400 Total Return Index) at +17.3%. Large cap growth (S&P 500 Growth Total Return Index) has gained +12.0%, while large cap value (S&P 500 Value Total Return Index) is up +8.0%. Internationally, emerging markets ex-China (MSCI Emerging Markets ex China Net Return USD Index) leads at +38.8%. Emerging markets ex-state-owned enterprises (WisdomTree Emerging Markets ex State Owned Enterprises Index) have returned +22.4%, while developed international (FTSE Developed ex US All Cap Net Tax [US RIC] Index) is up +14.3%. Broad-based emerging markets (FTSE Emerging Markets All Cap China A Inclusion Net Tax [US RIC] Index) have gained +9.3%. Among other asset classes, global real estate (FTSE EPRA Nareit Global REITs Net Tax Index) has gained +11.6%, while global natural resources (Morningstar Global Upstream Natural Resources Net Return Index) are up +8.4%

On the fixed income side, high yield corporate bonds (Solactive USD High Yield Corporates Total Market Index) and emerging market local currency bonds (J.P. Morgan Government Bond Index Emerging Markets Global Core) lead at +1.8%. Short-term TIPS (Bloomberg US Treasury TIPS 0-5 Years Total Return Index Unhedged USD) have gained +1.6%, while global ex-US aggregate bonds (Bloomberg GLA xUSD Float Adjusted RIC Capped Index TR Index Value Hedged USD) are up +1.4%. Short-term corporate bonds (Bloomberg US Corporate 1-3 Yr Total Return Index Value Unhedged USD) have returned +1.2%, followed by mortgage-backed securities (Bloomberg US MBS Float Adjusted Total Return Index Value Unhedged USD) at +1.1% and corporate bonds (ICE BofA US Corporate Index) at +1.0%. Short-term Treasuries (Bloomberg U.S. Treasury: 1-3 Year Total Return Index Value Unhedged USD) are up +0.6%, while intermediate-term Treasuries (Bloomberg U.S. Treasury 3-10 Year Total Return Index Value Unhedged USD) remain slightly negative at -0.1%.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	TOPS Managed Risk Balanced ETF Portfolio	S&P 500® Index
Jun-2016	$10,000	$10,000
Jun-2017	$10,770	$11,790
Jun-2018	$11,198	$13,484
Jun-2019	$11,624	$14,889
Jun-2020	$11,685	$16,006
Jun-2021	$13,729	$22,536
Jun-2022	$12,449	$20,144
Jun-2023	$12,862	$24,091
Jun-2024	$13,866	$30,006
Jun-2025	$14,607	$34,556
Jun-2026	$16,571	$42,271

Average Annual Return [Table Text Block]
Table Summary
	6 Months	1 Year	5 Years	10 Years
TOPS Managed Risk Balanced ETF Portfolio	6.85%	13.44%	3.83%	5.18%
S&P 500® Index	10.21%	22.32%	13.41%	15.51%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 62,010,536
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 89,627
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$62,010,536 Number of Portfolio Holdings29 Advisory Fee $89,627 Portfolio Turnover11%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	88.5%
Money Market Funds	11.5%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.3%
Money Market	11.5%
Fixed Income	43.1%
Equity	45.1%

• May represent asset weighting given fund’s investment approach/investments in other investment companies.

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Vanguard Short-Term Inflation-Protected Securities ETF	10.8%
Vanguard S&P 500 ETF	8.2%
Vanguard FTSE Developed Markets ETF	8.1%
State Street SPDR Portfolio Short Term Corporate Bond ETF	8.1%
iShares iBoxx $ Investment Grade Corporate Bond ETF	7.1%
State Street SPDR Portfolio S&P 500 Value ETF	6.3%
State Street SPDR Portfolio S&P 400 Mid Cap ETF	4.5%
Vanguard Intermediate-Term Treasury ETF	4.5%
State Street SPDR Portfolio S&P 600 Small Cap ETF	3.6%
Vanguard Short-Term Treasury ETF	3.6%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2026.
C000112454
Shareholder Report [Line Items]
Fund Name	TOPS Managed Risk Balanced ETF Portfolio
Class Name	Class 4
Trading Symbol	TMRB4
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about TOPS Managed Risk Balanced ETF Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.
Additional Information Phone Number	1-855-572-5945
Additional Information Website	https://topsfunds.com/tops-portfolios/vit/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$52	1.01%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.01%	[4]
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The S&P 500 and the Bloomberg U.S. Aggregate Bond Index both fell during the 1st quarter of 2026 ( 4.3% and  0.1%, respectively), yet all the TOPS portfolios delivered positive returns for investors. As the S&P 500 rebounded +15.2% in the 2nd quarter, the TOPS portfolios had a very strong quarter as well, leading to particularly strong performance for the equity-centric TOPS models versus the S&P 500’s return of +10.2% YTD.

Year-to-date, small cap (S&P Small Cap 600 Total Return Index) leads at +23.9%, followed by mid cap (S&P MidCap 400 Total Return Index) at +17.3%. Large cap growth (S&P 500 Growth Total Return Index) has gained +12.0%, while large cap value (S&P 500 Value Total Return Index) is up +8.0%. Internationally, emerging markets ex-China (MSCI Emerging Markets ex China Net Return USD Index) leads at +38.8%. Emerging markets ex-state-owned enterprises (WisdomTree Emerging Markets ex State Owned Enterprises Index) have returned +22.4%, while developed international (FTSE Developed ex US All Cap Net Tax [US RIC] Index) is up +14.3%. Broad-based emerging markets (FTSE Emerging Markets All Cap China A Inclusion Net Tax [US RIC] Index) have gained +9.3%. Among other asset classes, global real estate (FTSE EPRA Nareit Global REITs Net Tax Index) has gained +11.6%, while global natural resources (Morningstar Global Upstream Natural Resources Net Return Index) are up +8.4%

On the fixed income side, high yield corporate bonds (Solactive USD High Yield Corporates Total Market Index) and emerging market local currency bonds (J.P. Morgan Government Bond Index Emerging Markets Global Core) lead at +1.8%. Short-term TIPS (Bloomberg US Treasury TIPS 0-5 Years Total Return Index Unhedged USD) have gained +1.6%, while global ex-US aggregate bonds (Bloomberg GLA xUSD Float Adjusted RIC Capped Index TR Index Value Hedged USD) are up +1.4%. Short-term corporate bonds (Bloomberg US Corporate 1-3 Yr Total Return Index Value Unhedged USD) have returned +1.2%, followed by mortgage-backed securities (Bloomberg US MBS Float Adjusted Total Return Index Value Unhedged USD) at +1.1% and corporate bonds (ICE BofA US Corporate Index) at +1.0%. Short-term Treasuries (Bloomberg U.S. Treasury: 1-3 Year Total Return Index Value Unhedged USD) are up +0.6%, while intermediate-term Treasuries (Bloomberg U.S. Treasury 3-10 Year Total Return Index Value Unhedged USD) remain slightly negative at -0.1%.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	TOPS Managed Risk Balanced ETF Portfolio	S&P 500® Index
Jun-2016	$10,000	$10,000
Jun-2017	$10,744	$11,790
Jun-2018	$11,142	$13,484
Jun-2019	$11,545	$14,889
Jun-2020	$11,567	$16,006
Jun-2021	$13,560	$22,536
Jun-2022	$12,258	$20,144
Jun-2023	$12,654	$24,091
Jun-2024	$13,591	$30,006
Jun-2025	$14,278	$34,556
Jun-2026	$16,159	$42,271

Average Annual Return [Table Text Block]
Table Summary
	6 Months	1 Year	5 Years	10 Years
TOPS Managed Risk Balanced ETF Portfolio	6.71%	13.17%	3.57%	4.92%
S&P 500® Index	10.21%	22.32%	13.41%	15.51%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 62,010,536
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 89,627
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$62,010,536 Number of Portfolio Holdings29 Advisory Fee $89,627 Portfolio Turnover11%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	88.5%
Money Market Funds	11.5%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.3%
Money Market	11.5%
Fixed Income	43.1%
Equity	45.1%

• May represent asset weighting given fund’s investment approach/investments in other investment companies.

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Vanguard Short-Term Inflation-Protected Securities ETF	10.8%
Vanguard S&P 500 ETF	8.2%
Vanguard FTSE Developed Markets ETF	8.1%
State Street SPDR Portfolio Short Term Corporate Bond ETF	8.1%
iShares iBoxx $ Investment Grade Corporate Bond ETF	7.1%
State Street SPDR Portfolio S&P 500 Value ETF	6.3%
State Street SPDR Portfolio S&P 400 Mid Cap ETF	4.5%
Vanguard Intermediate-Term Treasury ETF	4.5%
State Street SPDR Portfolio S&P 600 Small Cap ETF	3.6%
Vanguard Short-Term Treasury ETF	3.6%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2026.
C000158840
Shareholder Report [Line Items]
Fund Name	TOPS Managed Risk Balanced ETF Portfolio
Class Name	Investor Class
Trading Symbol	TMRBI
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about TOPS Managed Risk Balanced ETF Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.
Additional Information Phone Number	1-855-572-5945
Additional Information Website	https://topsfunds.com/tops-portfolios/vit/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$47	0.92%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.92%	[5]
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The S&P 500 and the Bloomberg U.S. Aggregate Bond Index both fell during the 1st quarter of 2026 ( 4.3% and  0.1%, respectively), yet all the TOPS portfolios delivered positive returns for investors. As the S&P 500 rebounded +15.2% in the 2nd quarter, the TOPS portfolios had a very strong quarter as well, leading to particularly strong performance for the equity-centric TOPS models versus the S&P 500’s return of +10.2% YTD.

Year-to-date, small cap (S&P Small Cap 600 Total Return Index) leads at +23.9%, followed by mid cap (S&P MidCap 400 Total Return Index) at +17.3%. Large cap growth (S&P 500 Growth Total Return Index) has gained +12.0%, while large cap value (S&P 500 Value Total Return Index) is up +8.0%. Internationally, emerging markets ex-China (MSCI Emerging Markets ex China Net Return USD Index) leads at +38.8%. Emerging markets ex-state-owned enterprises (WisdomTree Emerging Markets ex State Owned Enterprises Index) have returned +22.4%, while developed international (FTSE Developed ex US All Cap Net Tax [US RIC] Index) is up +14.3%. Broad-based emerging markets (FTSE Emerging Markets All Cap China A Inclusion Net Tax [US RIC] Index) have gained +9.3%. Among other asset classes, global real estate (FTSE EPRA Nareit Global REITs Net Tax Index) has gained +11.6%, while global natural resources (Morningstar Global Upstream Natural Resources Net Return Index) are up +8.4%

On the fixed income side, high yield corporate bonds (Solactive USD High Yield Corporates Total Market Index) and emerging market local currency bonds (J.P. Morgan Government Bond Index Emerging Markets Global Core) lead at +1.8%. Short-term TIPS (Bloomberg US Treasury TIPS 0-5 Years Total Return Index Unhedged USD) have gained +1.6%, while global ex-US aggregate bonds (Bloomberg GLA xUSD Float Adjusted RIC Capped Index TR Index Value Hedged USD) are up +1.4%. Short-term corporate bonds (Bloomberg US Corporate 1-3 Yr Total Return Index Value Unhedged USD) have returned +1.2%, followed by mortgage-backed securities (Bloomberg US MBS Float Adjusted Total Return Index Value Unhedged USD) at +1.1% and corporate bonds (ICE BofA US Corporate Index) at +1.0%. Short-term Treasuries (Bloomberg U.S. Treasury: 1-3 Year Total Return Index Value Unhedged USD) are up +0.6%, while intermediate-term Treasuries (Bloomberg U.S. Treasury 3-10 Year Total Return Index Value Unhedged USD) remain slightly negative at -0.1%.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	TOPS Managed Risk Balanced ETF Portfolio	S&P 500® Index
Jul-2015	$10,000	$10,000
Jun-2016	$9,744	$10,139
Jun-2017	$10,468	$11,954
Jun-2018	$10,869	$13,672
Jun-2019	$11,274	$15,096
Jun-2020	$11,346	$16,229
Jun-2021	$13,212	$22,850
Jun-2022	$11,997	$20,424
Jun-2023	$9,647	$24,426
Jun-2024	$10,279	$30,424
Jun-2025	$10,762	$35,037
Jun-2026	$12,036	$42,859

Average Annual Return [Table Text Block]
Table Summary
	6 Months	1 Year	5 Years	10 Years
TOPS Managed Risk Balanced ETF Portfolio	6.07%	11.84%	-1.85%	2.13%
S&P 500® Index	10.21%	22.32%	13.41%	15.51%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 62,010,536
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 89,627
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$62,010,536 Number of Portfolio Holdings29 Advisory Fee $89,627 Portfolio Turnover11%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	88.5%
Money Market Funds	11.5%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.3%
Money Market	11.5%
Fixed Income	43.1%
Equity	45.1%

• May represent asset weighting given fund’s investment approach/investments in other investment companies.

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Vanguard Short-Term Inflation-Protected Securities ETF	10.8%
Vanguard S&P 500 ETF	8.2%
Vanguard FTSE Developed Markets ETF	8.1%
State Street SPDR Portfolio Short Term Corporate Bond ETF	8.1%
iShares iBoxx $ Investment Grade Corporate Bond ETF	7.1%
State Street SPDR Portfolio S&P 500 Value ETF	6.3%
State Street SPDR Portfolio S&P 400 Mid Cap ETF	4.5%
Vanguard Intermediate-Term Treasury ETF	4.5%
State Street SPDR Portfolio S&P 600 Small Cap ETF	3.6%
Vanguard Short-Term Treasury ETF	3.6%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2026.
C000097936
Shareholder Report [Line Items]
Fund Name	TOPS Managed Risk Moderately Aggressive ETF Portfolio
Class Name	Class 1
Trading Symbol	TMRG1
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about TOPS Managed Risk Moderately Aggressive ETF Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-855-572-5945
Additional Information Website	https://topsfunds.com/tops-portfolios/vit/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$22	0.41%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.41%	[6]
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The S&P 500 and the Bloomberg U.S. Aggregate Bond Index both fell during the 1st quarter of 2026 ( 4.3% and  0.1%, respectively), yet all the TOPS portfolios delivered positive returns for investors. As the S&P 500 rebounded +15.2% in the 2nd quarter, the TOPS portfolios had a very strong quarter as well, leading to particularly strong performance for the equity-centric TOPS models versus the S&P 500’s return of +10.2% YTD.

Year-to-date, small cap (S&P Small Cap 600 Total Return Index) leads at +23.9%, followed by mid cap (S&P MidCap 400 Total Return Index) at +17.3%. Large cap growth (S&P 500 Growth Total Return Index) has gained +12.0%, while large cap value (S&P 500 Value Total Return Index) is up +8.0%. Internationally, emerging markets ex-China (MSCI Emerging Markets ex China Net Return USD Index) leads at +38.8%. Emerging markets ex-state-owned enterprises (WisdomTree Emerging Markets ex State Owned Enterprises Index) have returned +22.4%, while developed international (FTSE Developed ex US All Cap Net Tax [US RIC] Index) is up +14.3%. Broad-based emerging markets (FTSE Emerging Markets All Cap China A Inclusion Net Tax [US RIC] Index) have gained +9.3%. Among other asset classes, global real estate (FTSE EPRA Nareit Global REITs Net Tax Index) has gained +11.6%, while global natural resources (Morningstar Global Upstream Natural Resources Net Return Index) are up +8.4%

On the fixed income side, high yield corporate bonds (Solactive USD High Yield Corporates Total Market Index) and emerging market local currency bonds (J.P. Morgan Government Bond Index Emerging Markets Global Core) lead at +1.8%. Short-term TIPS (Bloomberg US Treasury TIPS 0-5 Years Total Return Index Unhedged USD) have gained +1.6%, while global ex-US aggregate bonds (Bloomberg GLA xUSD Float Adjusted RIC Capped Index TR Index Value Hedged USD) are up +1.4%. Short-term corporate bonds (Bloomberg US Corporate 1-3 Yr Total Return Index Value Unhedged USD) have returned +1.2%, followed by mortgage-backed securities (Bloomberg US MBS Float Adjusted Total Return Index Value Unhedged USD) at +1.1% and corporate bonds (ICE BofA US Corporate Index) at +1.0%. Short-term Treasuries (Bloomberg U.S. Treasury: 1-3 Year Total Return Index Value Unhedged USD) are up +0.6%, while intermediate-term Treasuries (Bloomberg U.S. Treasury 3-10 Year Total Return Index Value Unhedged USD) remain slightly negative at -0.1%.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	TOPS Managed Risk Moderately Aggressive ETF Portfolio	S&P 500® Index
Jun-2016	$10,000	$10,000
Jun-2017	$11,262	$11,790
Jun-2018	$12,074	$13,484
Jun-2019	$12,467	$14,889
Jun-2020	$12,206	$16,006
Jun-2021	$15,350	$22,536
Jun-2022	$13,719	$20,144
Jun-2023	$14,426	$24,091
Jun-2024	$16,082	$30,006
Jun-2025	$16,769	$34,556
Jun-2026	$20,503	$42,271

Average Annual Return [Table Text Block]
Table Summary
	6 Months	1 Year	5 Years	10 Years
TOPS Managed Risk Moderately Aggressive ETF Portfolio	11.68%	22.27%	5.96%	7.44%
S&P 500® Index	10.21%	22.32%	13.41%	15.51%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 174,234,308
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 252,268
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$174,234,308 Number of Portfolio Holdings27 Advisory Fee $252,268 Portfolio Turnover6%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	87.7%
Money Market Funds	12.3%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.6%
Collateral for Securities Loaned	1.2%
Money Market	11.2%
Fixed Income	11.6%
Equity	76.6%

• May represent asset weighting given fund’s investment approach/investments in other investment companies.

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Vanguard S&P 500 ETF	19.0%
Vanguard FTSE Developed Markets ETF	15.3%
State Street SPDR Portfolio S&P 400 Mid Cap ETF	9.9%
State Street SPDR Portfolio S&P 600 Small Cap ETF	5.4%
State Street SPDR Portfolio S&P 500 Growth ETF	4.5%
State Street SPDR Portfolio S&P 500 Value ETF	4.5%
iShares MSCI Emerging Markets ex China ETF	3.6%
Vanguard FTSE Emerging Markets ETF	3.6%
FlexShares Global Upstream Natural Resources Index Fund	3.6%
iShares Global REIT ETF	3.5%

Material Fund Change [Text Block]

Material Fund Changes

Effective May 1, 2026, the name of the Fund changed from "TOPS Managed Risk Growth ETF Portfolio" to "TOPS Managed Risk Moderately Aggressive ETF Portfolio."
C000097937
Shareholder Report [Line Items]
Fund Name	TOPS Managed Risk Moderately Aggressive ETF Portfolio
Class Name	Class 2
Trading Symbol	TMRG2
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about TOPS Managed Risk Moderately Aggressive ETF Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-855-572-5945
Additional Information Website	https://topsfunds.com/tops-portfolios/vit/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$35	0.66%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.66%	[7]
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The S&P 500 and the Bloomberg U.S. Aggregate Bond Index both fell during the 1st quarter of 2026 ( 4.3% and  0.1%, respectively), yet all the TOPS portfolios delivered positive returns for investors. As the S&P 500 rebounded +15.2% in the 2nd quarter, the TOPS portfolios had a very strong quarter as well, leading to particularly strong performance for the equity-centric TOPS models versus the S&P 500’s return of +10.2% YTD.

Year-to-date, small cap (S&P Small Cap 600 Total Return Index) leads at +23.9%, followed by mid cap (S&P MidCap 400 Total Return Index) at +17.3%. Large cap growth (S&P 500 Growth Total Return Index) has gained +12.0%, while large cap value (S&P 500 Value Total Return Index) is up +8.0%. Internationally, emerging markets ex-China (MSCI Emerging Markets ex China Net Return USD Index) leads at +38.8%. Emerging markets ex-state-owned enterprises (WisdomTree Emerging Markets ex State Owned Enterprises Index) have returned +22.4%, while developed international (FTSE Developed ex US All Cap Net Tax [US RIC] Index) is up +14.3%. Broad-based emerging markets (FTSE Emerging Markets All Cap China A Inclusion Net Tax [US RIC] Index) have gained +9.3%. Among other asset classes, global real estate (FTSE EPRA Nareit Global REITs Net Tax Index) has gained +11.6%, while global natural resources (Morningstar Global Upstream Natural Resources Net Return Index) are up +8.4%

On the fixed income side, high yield corporate bonds (Solactive USD High Yield Corporates Total Market Index) and emerging market local currency bonds (J.P. Morgan Government Bond Index Emerging Markets Global Core) lead at +1.8%. Short-term TIPS (Bloomberg US Treasury TIPS 0-5 Years Total Return Index Unhedged USD) have gained +1.6%, while global ex-US aggregate bonds (Bloomberg GLA xUSD Float Adjusted RIC Capped Index TR Index Value Hedged USD) are up +1.4%. Short-term corporate bonds (Bloomberg US Corporate 1-3 Yr Total Return Index Value Unhedged USD) have returned +1.2%, followed by mortgage-backed securities (Bloomberg US MBS Float Adjusted Total Return Index Value Unhedged USD) at +1.1% and corporate bonds (ICE BofA US Corporate Index) at +1.0%. Short-term Treasuries (Bloomberg U.S. Treasury: 1-3 Year Total Return Index Value Unhedged USD) are up +0.6%, while intermediate-term Treasuries (Bloomberg U.S. Treasury 3-10 Year Total Return Index Value Unhedged USD) remain slightly negative at -0.1%.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	TOPS Managed Risk Moderately Aggressive ETF Portfolio	S&P 500® Index
Jun-2016	$10,000	$10,000
Jun-2017	$11,224	$11,790
Jun-2018	$12,007	$13,484
Jun-2019	$12,364	$14,889
Jun-2020	$12,078	$16,006
Jun-2021	$15,165	$22,536
Jun-2022	$13,513	$20,144
Jun-2023	$14,181	$24,091
Jun-2024	$15,753	$30,006
Jun-2025	$16,387	$34,556
Jun-2026	$19,992	$42,271

Average Annual Return [Table Text Block]
Table Summary
	6 Months	1 Year	5 Years	10 Years
TOPS Managed Risk Moderately Aggressive ETF Portfolio	11.55%	22.00%	5.68%	7.17%
S&P 500® Index	10.21%	22.32%	13.41%	15.51%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 174,234,308
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 252,268
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$174,234,308 Number of Portfolio Holdings27 Advisory Fee $252,268 Portfolio Turnover6%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	87.7%
Money Market Funds	12.3%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.6%
Collateral for Securities Loaned	1.2%
Money Market	11.2%
Fixed Income	11.6%
Equity	76.6%

• May represent asset weighting given fund’s investment approach/investments in other investment companies.

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Vanguard S&P 500 ETF	19.0%
Vanguard FTSE Developed Markets ETF	15.3%
State Street SPDR Portfolio S&P 400 Mid Cap ETF	9.9%
State Street SPDR Portfolio S&P 600 Small Cap ETF	5.4%
State Street SPDR Portfolio S&P 500 Growth ETF	4.5%
State Street SPDR Portfolio S&P 500 Value ETF	4.5%
iShares MSCI Emerging Markets ex China ETF	3.6%
Vanguard FTSE Emerging Markets ETF	3.6%
FlexShares Global Upstream Natural Resources Index Fund	3.6%
iShares Global REIT ETF	3.5%

Material Fund Change [Text Block]

Material Fund Changes

Effective May 1, 2026, the name of the Fund changed from "TOPS Managed Risk Growth ETF Portfolio" to "TOPS Managed Risk Moderately Aggressive ETF Portfolio."
C000112457
Shareholder Report [Line Items]
Fund Name	TOPS Managed Risk Moderately Aggressive ETF Portfolio
Class Name	Class 3
Trading Symbol	TMRG3
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about TOPS Managed Risk Moderately Aggressive ETF Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-855-572-5945
Additional Information Website	https://topsfunds.com/tops-portfolios/vit/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 3	$40	0.76%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.76%	[8]
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The S&P 500 and the Bloomberg U.S. Aggregate Bond Index both fell during the 1st quarter of 2026 ( 4.3% and  0.1%, respectively), yet all the TOPS portfolios delivered positive returns for investors. As the S&P 500 rebounded +15.2% in the 2nd quarter, the TOPS portfolios had a very strong quarter as well, leading to particularly strong performance for the equity-centric TOPS models versus the S&P 500’s return of +10.2% YTD.

Year-to-date, small cap (S&P Small Cap 600 Total Return Index) leads at +23.9%, followed by mid cap (S&P MidCap 400 Total Return Index) at +17.3%. Large cap growth (S&P 500 Growth Total Return Index) has gained +12.0%, while large cap value (S&P 500 Value Total Return Index) is up +8.0%. Internationally, emerging markets ex-China (MSCI Emerging Markets ex China Net Return USD Index) leads at +38.8%. Emerging markets ex-state-owned enterprises (WisdomTree Emerging Markets ex State Owned Enterprises Index) have returned +22.4%, while developed international (FTSE Developed ex US All Cap Net Tax [US RIC] Index) is up +14.3%. Broad-based emerging markets (FTSE Emerging Markets All Cap China A Inclusion Net Tax [US RIC] Index) have gained +9.3%. Among other asset classes, global real estate (FTSE EPRA Nareit Global REITs Net Tax Index) has gained +11.6%, while global natural resources (Morningstar Global Upstream Natural Resources Net Return Index) are up +8.4%

On the fixed income side, high yield corporate bonds (Solactive USD High Yield Corporates Total Market Index) and emerging market local currency bonds (J.P. Morgan Government Bond Index Emerging Markets Global Core) lead at +1.8%. Short-term TIPS (Bloomberg US Treasury TIPS 0-5 Years Total Return Index Unhedged USD) have gained +1.6%, while global ex-US aggregate bonds (Bloomberg GLA xUSD Float Adjusted RIC Capped Index TR Index Value Hedged USD) are up +1.4%. Short-term corporate bonds (Bloomberg US Corporate 1-3 Yr Total Return Index Value Unhedged USD) have returned +1.2%, followed by mortgage-backed securities (Bloomberg US MBS Float Adjusted Total Return Index Value Unhedged USD) at +1.1% and corporate bonds (ICE BofA US Corporate Index) at +1.0%. Short-term Treasuries (Bloomberg U.S. Treasury: 1-3 Year Total Return Index Value Unhedged USD) are up +0.6%, while intermediate-term Treasuries (Bloomberg U.S. Treasury 3-10 Year Total Return Index Value Unhedged USD) remain slightly negative at -0.1%.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	TOPS Managed Risk Moderately Aggressive ETF Portfolio	S&P 500® Index
Jun-2016	$10,000	$10,000
Jun-2017	$11,221	$11,790
Jun-2018	$11,989	$13,484
Jun-2019	$12,327	$14,889
Jun-2020	$12,037	$16,006
Jun-2021	$15,088	$22,536
Jun-2022	$13,431	$20,144
Jun-2023	$14,088	$24,091
Jun-2024	$15,632	$30,006
Jun-2025	$16,250	$34,556
Jun-2026	$19,801	$42,271

Average Annual Return [Table Text Block]
Table Summary
	6 Months	1 Year	5 Years	10 Years
TOPS Managed Risk Moderately Aggressive ETF Portfolio	11.54%	21.86%	5.59%	7.07%
S&P 500® Index	10.21%	22.32%	13.41%	15.51%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 174,234,308
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 252,268
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$174,234,308 Number of Portfolio Holdings27 Advisory Fee $252,268 Portfolio Turnover6%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	87.7%
Money Market Funds	12.3%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.6%
Collateral for Securities Loaned	1.2%
Money Market	11.2%
Fixed Income	11.6%
Equity	76.6%

• May represent asset weighting given fund’s investment approach/investments in other investment companies.

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Vanguard S&P 500 ETF	19.0%
Vanguard FTSE Developed Markets ETF	15.3%
State Street SPDR Portfolio S&P 400 Mid Cap ETF	9.9%
State Street SPDR Portfolio S&P 600 Small Cap ETF	5.4%
State Street SPDR Portfolio S&P 500 Growth ETF	4.5%
State Street SPDR Portfolio S&P 500 Value ETF	4.5%
iShares MSCI Emerging Markets ex China ETF	3.6%
Vanguard FTSE Emerging Markets ETF	3.6%
FlexShares Global Upstream Natural Resources Index Fund	3.6%
iShares Global REIT ETF	3.5%

Material Fund Change [Text Block]

Material Fund Changes

Effective May 1, 2026, the name of the Fund changed from "TOPS Managed Risk Growth ETF Portfolio" to "TOPS Managed Risk Moderately Aggressive ETF Portfolio."
C000112458
Shareholder Report [Line Items]
Fund Name	TOPS Managed Risk Moderately Aggressive ETF Portfolio
Class Name	Class 4
Trading Symbol	TMRG4
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about TOPS Managed Risk Moderately Aggressive ETF Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-855-572-5945
Additional Information Website	https://topsfunds.com/tops-portfolios/vit/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$53	1.01%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.01%	[9]
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The S&P 500 and the Bloomberg U.S. Aggregate Bond Index both fell during the 1st quarter of 2026 ( 4.3% and  0.1%, respectively), yet all the TOPS portfolios delivered positive returns for investors. As the S&P 500 rebounded +15.2% in the 2nd quarter, the TOPS portfolios had a very strong quarter as well, leading to particularly strong performance for the equity-centric TOPS models versus the S&P 500’s return of +10.2% YTD.

Year-to-date, small cap (S&P Small Cap 600 Total Return Index) leads at +23.9%, followed by mid cap (S&P MidCap 400 Total Return Index) at +17.3%. Large cap growth (S&P 500 Growth Total Return Index) has gained +12.0%, while large cap value (S&P 500 Value Total Return Index) is up +8.0%. Internationally, emerging markets ex-China (MSCI Emerging Markets ex China Net Return USD Index) leads at +38.8%. Emerging markets ex-state-owned enterprises (WisdomTree Emerging Markets ex State Owned Enterprises Index) have returned +22.4%, while developed international (FTSE Developed ex US All Cap Net Tax [US RIC] Index) is up +14.3%. Broad-based emerging markets (FTSE Emerging Markets All Cap China A Inclusion Net Tax [US RIC] Index) have gained +9.3%. Among other asset classes, global real estate (FTSE EPRA Nareit Global REITs Net Tax Index) has gained +11.6%, while global natural resources (Morningstar Global Upstream Natural Resources Net Return Index) are up +8.4%

On the fixed income side, high yield corporate bonds (Solactive USD High Yield Corporates Total Market Index) and emerging market local currency bonds (J.P. Morgan Government Bond Index Emerging Markets Global Core) lead at +1.8%. Short-term TIPS (Bloomberg US Treasury TIPS 0-5 Years Total Return Index Unhedged USD) have gained +1.6%, while global ex-US aggregate bonds (Bloomberg GLA xUSD Float Adjusted RIC Capped Index TR Index Value Hedged USD) are up +1.4%. Short-term corporate bonds (Bloomberg US Corporate 1-3 Yr Total Return Index Value Unhedged USD) have returned +1.2%, followed by mortgage-backed securities (Bloomberg US MBS Float Adjusted Total Return Index Value Unhedged USD) at +1.1% and corporate bonds (ICE BofA US Corporate Index) at +1.0%. Short-term Treasuries (Bloomberg U.S. Treasury: 1-3 Year Total Return Index Value Unhedged USD) are up +0.6%, while intermediate-term Treasuries (Bloomberg U.S. Treasury 3-10 Year Total Return Index Value Unhedged USD) remain slightly negative at -0.1%.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	TOPS Managed Risk Moderately Aggressive ETF Portfolio	S&P 500® Index
Jun-2016	$10,000	$10,000
Jun-2017	$11,194	$11,790
Jun-2018	$11,941	$13,484
Jun-2019	$12,245	$14,889
Jun-2020	$11,921	$16,006
Jun-2021	$14,913	$22,536
Jun-2022	$13,246	$20,144
Jun-2023	$13,850	$24,091
Jun-2024	$15,342	$30,006
Jun-2025	$15,907	$34,556
Jun-2026	$19,340	$42,271

Average Annual Return [Table Text Block]
Table Summary
	6 Months	1 Year	5 Years	10 Years
TOPS Managed Risk Moderately Aggressive ETF Portfolio	11.39%	21.58%	5.34%	6.82%
S&P 500® Index	10.21%	22.32%	13.41%	15.51%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 174,234,308
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 252,268
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$174,234,308 Number of Portfolio Holdings27 Advisory Fee $252,268 Portfolio Turnover6%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	87.7%
Money Market Funds	12.3%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.6%
Collateral for Securities Loaned	1.2%
Money Market	11.2%
Fixed Income	11.6%
Equity	76.6%

• May represent asset weighting given fund’s investment approach/investments in other investment companies.

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Vanguard S&P 500 ETF	19.0%
Vanguard FTSE Developed Markets ETF	15.3%
State Street SPDR Portfolio S&P 400 Mid Cap ETF	9.9%
State Street SPDR Portfolio S&P 600 Small Cap ETF	5.4%
State Street SPDR Portfolio S&P 500 Growth ETF	4.5%
State Street SPDR Portfolio S&P 500 Value ETF	4.5%
iShares MSCI Emerging Markets ex China ETF	3.6%
Vanguard FTSE Emerging Markets ETF	3.6%
FlexShares Global Upstream Natural Resources Index Fund	3.6%
iShares Global REIT ETF	3.5%

Material Fund Change [Text Block]

Material Fund Changes

Effective May 1, 2026, the name of the Fund changed from "TOPS Managed Risk Growth ETF Portfolio" to "TOPS Managed Risk Moderately Aggressive ETF Portfolio."
C000158842
Shareholder Report [Line Items]
Fund Name	TOPS Managed Risk Moderately Aggressive ETF Portfolio
Class Name	Investor Class
Trading Symbol	TMRGI
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about TOPS Managed Risk Moderately Aggressive ETF Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-855-572-5945
Additional Information Website	https://topsfunds.com/tops-portfolios/vit/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$48	0.91%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.91%	[10]
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The S&P 500 and the Bloomberg U.S. Aggregate Bond Index both fell during the 1st quarter of 2026 ( 4.3% and  0.1%, respectively), yet all the TOPS portfolios delivered positive returns for investors. As the S&P 500 rebounded +15.2% in the 2nd quarter, the TOPS portfolios had a very strong quarter as well, leading to particularly strong performance for the equity-centric TOPS models versus the S&P 500’s return of +10.2% YTD.

Year-to-date, small cap (S&P Small Cap 600 Total Return Index) leads at +23.9%, followed by mid cap (S&P MidCap 400 Total Return Index) at +17.3%. Large cap growth (S&P 500 Growth Total Return Index) has gained +12.0%, while large cap value (S&P 500 Value Total Return Index) is up +8.0%. Internationally, emerging markets ex-China (MSCI Emerging Markets ex China Net Return USD Index) leads at +38.8%. Emerging markets ex-state-owned enterprises (WisdomTree Emerging Markets ex State Owned Enterprises Index) have returned +22.4%, while developed international (FTSE Developed ex US All Cap Net Tax [US RIC] Index) is up +14.3%. Broad-based emerging markets (FTSE Emerging Markets All Cap China A Inclusion Net Tax [US RIC] Index) have gained +9.3%. Among other asset classes, global real estate (FTSE EPRA Nareit Global REITs Net Tax Index) has gained +11.6%, while global natural resources (Morningstar Global Upstream Natural Resources Net Return Index) are up +8.4%

On the fixed income side, high yield corporate bonds (Solactive USD High Yield Corporates Total Market Index) and emerging market local currency bonds (J.P. Morgan Government Bond Index Emerging Markets Global Core) lead at +1.8%. Short-term TIPS (Bloomberg US Treasury TIPS 0-5 Years Total Return Index Unhedged USD) have gained +1.6%, while global ex-US aggregate bonds (Bloomberg GLA xUSD Float Adjusted RIC Capped Index TR Index Value Hedged USD) are up +1.4%. Short-term corporate bonds (Bloomberg US Corporate 1-3 Yr Total Return Index Value Unhedged USD) have returned +1.2%, followed by mortgage-backed securities (Bloomberg US MBS Float Adjusted Total Return Index Value Unhedged USD) at +1.1% and corporate bonds (ICE BofA US Corporate Index) at +1.0%. Short-term Treasuries (Bloomberg U.S. Treasury: 1-3 Year Total Return Index Value Unhedged USD) are up +0.6%, while intermediate-term Treasuries (Bloomberg U.S. Treasury 3-10 Year Total Return Index Value Unhedged USD) remain slightly negative at -0.1%.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	TOPS Managed Risk Moderately Aggressive ETF Portfolio	S&P 500® Index
Jul-2015	$10,000	$10,000
Jun-2016	$9,199	$10,139
Jun-2017	$10,290	$11,954
Jun-2018	$10,980	$13,672
Jun-2019	$11,290	$15,096
Jun-2020	$11,037	$16,229
Jun-2021	$13,708	$22,850
Jun-2022	$12,279	$20,424
Jun-2023	$12,792	$24,426
Jun-2024	$14,185	$30,424
Jun-2025	$14,797	$35,037
Jun-2026	$18,065	$42,859

Average Annual Return [Table Text Block]
Table Summary
	6 Months	1 Year	5 Years	10 Years
TOPS Managed Risk Moderately Aggressive ETF Portfolio	11.65%	22.08%	5.67%	6.98%
S&P 500® Index	10.21%	22.32%	13.41%	15.51%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 174,234,308
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 252,268
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$174,234,308 Number of Portfolio Holdings27 Advisory Fee $252,268 Portfolio Turnover6%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	87.7%
Money Market Funds	12.3%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.6%
Collateral for Securities Loaned	1.2%
Money Market	11.2%
Fixed Income	11.6%
Equity	76.6%

• May represent asset weighting given fund’s investment approach/investments in other investment companies.

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Vanguard S&P 500 ETF	19.0%
Vanguard FTSE Developed Markets ETF	15.3%
State Street SPDR Portfolio S&P 400 Mid Cap ETF	9.9%
State Street SPDR Portfolio S&P 600 Small Cap ETF	5.4%
State Street SPDR Portfolio S&P 500 Growth ETF	4.5%
State Street SPDR Portfolio S&P 500 Value ETF	4.5%
iShares MSCI Emerging Markets ex China ETF	3.6%
Vanguard FTSE Emerging Markets ETF	3.6%
FlexShares Global Upstream Natural Resources Index Fund	3.6%
iShares Global REIT ETF	3.5%

Material Fund Change [Text Block]

Material Fund Changes

Effective May 1, 2026, the name of the Fund changed from "TOPS Managed Risk Growth ETF Portfolio" to "TOPS Managed Risk Moderately Aggressive ETF Portfolio."
C000097934
Shareholder Report [Line Items]
Fund Name	TOPS Managed Risk Moderate ETF Portfolio
Class Name	Class 1
Trading Symbol	TMRMG1
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about TOPS Managed Risk Moderate ETF Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-855-572-5945
Additional Information Website	https://topsfunds.com/tops-portfolios/vit/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$21	0.41%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.41%	[11]
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The S&P 500 and the Bloomberg U.S. Aggregate Bond Index both fell during the 1st quarter of 2026 ( 4.3% and  0.1%, respectively), yet all the TOPS portfolios delivered positive returns for investors. As the S&P 500 rebounded +15.2% in the 2nd quarter, the TOPS portfolios had a very strong quarter as well, leading to particularly strong performance for the equity-centric TOPS models versus the S&P 500’s return of +10.2% YTD.

Year-to-date, small cap (S&P Small Cap 600 Total Return Index) leads at +23.9%, followed by mid cap (S&P MidCap 400 Total Return Index) at +17.3%. Large cap growth (S&P 500 Growth Total Return Index) has gained +12.0%, while large cap value (S&P 500 Value Total Return Index) is up +8.0%. Internationally, emerging markets ex-China (MSCI Emerging Markets ex China Net Return USD Index) leads at +38.8%. Emerging markets ex-state-owned enterprises (WisdomTree Emerging Markets ex State Owned Enterprises Index) have returned +22.4%, while developed international (FTSE Developed ex US All Cap Net Tax [US RIC] Index) is up +14.3%. Broad-based emerging markets (FTSE Emerging Markets All Cap China A Inclusion Net Tax [US RIC] Index) have gained +9.3%. Among other asset classes, global real estate (FTSE EPRA Nareit Global REITs Net Tax Index) has gained +11.6%, while global natural resources (Morningstar Global Upstream Natural Resources Net Return Index) are up +8.4%

On the fixed income side, high yield corporate bonds (Solactive USD High Yield Corporates Total Market Index) and emerging market local currency bonds (J.P. Morgan Government Bond Index Emerging Markets Global Core) lead at +1.8%. Short-term TIPS (Bloomberg US Treasury TIPS 0-5 Years Total Return Index Unhedged USD) have gained +1.6%, while global ex-US aggregate bonds (Bloomberg GLA xUSD Float Adjusted RIC Capped Index TR Index Value Hedged USD) are up +1.4%. Short-term corporate bonds (Bloomberg US Corporate 1-3 Yr Total Return Index Value Unhedged USD) have returned +1.2%, followed by mortgage-backed securities (Bloomberg US MBS Float Adjusted Total Return Index Value Unhedged USD) at +1.1% and corporate bonds (ICE BofA US Corporate Index) at +1.0%. Short-term Treasuries (Bloomberg U.S. Treasury: 1-3 Year Total Return Index Value Unhedged USD) are up +0.6%, while intermediate-term Treasuries (Bloomberg U.S. Treasury 3-10 Year Total Return Index Value Unhedged USD) remain slightly negative at -0.1%.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	TOPS Managed Risk Moderate ETF Portfolio	S&P 500® Index
Jun-2016	$10,000	$10,000
Jun-2017	$11,092	$11,790
Jun-2018	$11,788	$13,484
Jun-2019	$12,221	$14,889
Jun-2020	$12,156	$16,006
Jun-2021	$14,897	$22,536
Jun-2022	$13,382	$20,144
Jun-2023	$13,998	$24,091
Jun-2024	$15,391	$30,006
Jun-2025	$16,256	$34,556
Jun-2026	$19,093	$42,271

Average Annual Return [Table Text Block]
Table Summary
	6 Months	1 Year	5 Years	10 Years
TOPS Managed Risk Moderate ETF Portfolio	8.98%	17.45%	5.09%	6.68%
S&P 500® Index	10.21%	22.32%	13.41%	15.51%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 108,505,901
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 158,241
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$108,505,901 Number of Portfolio Holdings29 Advisory Fee $158,241 Portfolio Turnover8%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	87.1%
Money Market Funds	12.9%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-1.3%
Collateral for Securities Loaned	1.9%
Money Market	11.2%
Fixed Income	29.6%
Equity	58.6%

• May represent asset weighting given fund’s investment approach/investments in other investment companies.

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Vanguard S&P 500 ETF	16.3%
Vanguard FTSE Developed Markets ETF	11.7%
State Street SPDR Portfolio Short Term Corporate Bond ETF	8.1%
State Street SPDR Portfolio S&P 400 Mid Cap ETF	7.2%
Vanguard Short-Term Inflation-Protected Securities ETF	5.4%
iShares iBoxx $ Investment Grade Corporate Bond ETF	4.5%
Vanguard FTSE Emerging Markets ETF	3.6%
State Street SPDR Portfolio S&P 600 Small Cap ETF	3.6%
FlexShares Global Upstream Natural Resources Index Fund	3.6%
iShares Global REIT ETF	3.5%

Material Fund Change [Text Block]

Material Fund Changes

Effective May 1, 2026, the name of the Fund changed from "TOPS Managed Risk Moderate Growth ETF Portfolio" to "TOPS Managed Risk Moderate ETF Portfolio."
C000097935
Shareholder Report [Line Items]
Fund Name	TOPS Managed Risk Moderate ETF Portfolio
Class Name	Class 2
Trading Symbol	TMRMG2
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about TOPS Managed Risk Moderate ETF Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-855-572-5945
Additional Information Website	https://topsfunds.com/tops-portfolios/vit/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$34	0.66%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.66%	[12]
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The S&P 500 and the Bloomberg U.S. Aggregate Bond Index both fell during the 1st quarter of 2026 ( 4.3% and  0.1%, respectively), yet all the TOPS portfolios delivered positive returns for investors. As the S&P 500 rebounded +15.2% in the 2nd quarter, the TOPS portfolios had a very strong quarter as well, leading to particularly strong performance for the equity-centric TOPS models versus the S&P 500’s return of +10.2% YTD.

Year-to-date, small cap (S&P Small Cap 600 Total Return Index) leads at +23.9%, followed by mid cap (S&P MidCap 400 Total Return Index) at +17.3%. Large cap growth (S&P 500 Growth Total Return Index) has gained +12.0%, while large cap value (S&P 500 Value Total Return Index) is up +8.0%. Internationally, emerging markets ex-China (MSCI Emerging Markets ex China Net Return USD Index) leads at +38.8%. Emerging markets ex-state-owned enterprises (WisdomTree Emerging Markets ex State Owned Enterprises Index) have returned +22.4%, while developed international (FTSE Developed ex US All Cap Net Tax [US RIC] Index) is up +14.3%. Broad-based emerging markets (FTSE Emerging Markets All Cap China A Inclusion Net Tax [US RIC] Index) have gained +9.3%. Among other asset classes, global real estate (FTSE EPRA Nareit Global REITs Net Tax Index) has gained +11.6%, while global natural resources (Morningstar Global Upstream Natural Resources Net Return Index) are up +8.4%

On the fixed income side, high yield corporate bonds (Solactive USD High Yield Corporates Total Market Index) and emerging market local currency bonds (J.P. Morgan Government Bond Index Emerging Markets Global Core) lead at +1.8%. Short-term TIPS (Bloomberg US Treasury TIPS 0-5 Years Total Return Index Unhedged USD) have gained +1.6%, while global ex-US aggregate bonds (Bloomberg GLA xUSD Float Adjusted RIC Capped Index TR Index Value Hedged USD) are up +1.4%. Short-term corporate bonds (Bloomberg US Corporate 1-3 Yr Total Return Index Value Unhedged USD) have returned +1.2%, followed by mortgage-backed securities (Bloomberg US MBS Float Adjusted Total Return Index Value Unhedged USD) at +1.1% and corporate bonds (ICE BofA US Corporate Index) at +1.0%. Short-term Treasuries (Bloomberg U.S. Treasury: 1-3 Year Total Return Index Value Unhedged USD) are up +0.6%, while intermediate-term Treasuries (Bloomberg U.S. Treasury 3-10 Year Total Return Index Value Unhedged USD) remain slightly negative at -0.1%.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	TOPS Managed Risk Moderate ETF Portfolio	S&P 500® Index
Jun-2016	$10,000	$10,000
Jun-2017	$11,066	$11,790
Jun-2018	$11,723	$13,484
Jun-2019	$12,120	$14,889
Jun-2020	$12,039	$16,006
Jun-2021	$14,711	$22,536
Jun-2022	$13,176	$20,144
Jun-2023	$13,788	$24,091
Jun-2024	$15,088	$30,006
Jun-2025	$15,900	$34,556
Jun-2026	$18,641	$42,271

Average Annual Return [Table Text Block]
Table Summary
	6 Months	1 Year	5 Years	10 Years
TOPS Managed Risk Moderate ETF Portfolio	8.89%	17.23%	4.85%	6.43%
S&P 500® Index	10.21%	22.32%	13.41%	15.51%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 108,505,901
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 158,241
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$108,505,901 Number of Portfolio Holdings29 Advisory Fee $158,241 Portfolio Turnover8%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	87.1%
Money Market Funds	12.9%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-1.3%
Collateral for Securities Loaned	1.9%
Money Market	11.2%
Fixed Income	29.6%
Equity	58.6%

• May represent asset weighting given fund’s investment approach/investments in other investment companies.

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Vanguard S&P 500 ETF	16.3%
Vanguard FTSE Developed Markets ETF	11.7%
State Street SPDR Portfolio Short Term Corporate Bond ETF	8.1%
State Street SPDR Portfolio S&P 400 Mid Cap ETF	7.2%
Vanguard Short-Term Inflation-Protected Securities ETF	5.4%
iShares iBoxx $ Investment Grade Corporate Bond ETF	4.5%
Vanguard FTSE Emerging Markets ETF	3.6%
State Street SPDR Portfolio S&P 600 Small Cap ETF	3.6%
FlexShares Global Upstream Natural Resources Index Fund	3.6%
iShares Global REIT ETF	3.5%

Material Fund Change [Text Block]

Material Fund Changes

Effective May 1, 2026, the name of the Fund changed from "TOPS Managed Risk Moderate Growth ETF Portfolio" to "TOPS Managed Risk Moderate ETF Portfolio."
C000112455
Shareholder Report [Line Items]
Fund Name	TOPS Managed Risk Moderate ETF Portfolio
Class Name	Class 3
Trading Symbol	TMRMG3
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about TOPS Managed Risk Moderate ETF Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-855-572-5945
Additional Information Website	https://topsfunds.com/tops-portfolios/vit/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 3	$40	0.76%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.76%	[13]
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The S&P 500 and the Bloomberg U.S. Aggregate Bond Index both fell during the 1st quarter of 2026 ( 4.3% and  0.1%, respectively), yet all the TOPS portfolios delivered positive returns for investors. As the S&P 500 rebounded +15.2% in the 2nd quarter, the TOPS portfolios had a very strong quarter as well, leading to particularly strong performance for the equity-centric TOPS models versus the S&P 500’s return of +10.2% YTD.

Year-to-date, small cap (S&P Small Cap 600 Total Return Index) leads at +23.9%, followed by mid cap (S&P MidCap 400 Total Return Index) at +17.3%. Large cap growth (S&P 500 Growth Total Return Index) has gained +12.0%, while large cap value (S&P 500 Value Total Return Index) is up +8.0%. Internationally, emerging markets ex-China (MSCI Emerging Markets ex China Net Return USD Index) leads at +38.8%. Emerging markets ex-state-owned enterprises (WisdomTree Emerging Markets ex State Owned Enterprises Index) have returned +22.4%, while developed international (FTSE Developed ex US All Cap Net Tax [US RIC] Index) is up +14.3%. Broad-based emerging markets (FTSE Emerging Markets All Cap China A Inclusion Net Tax [US RIC] Index) have gained +9.3%. Among other asset classes, global real estate (FTSE EPRA Nareit Global REITs Net Tax Index) has gained +11.6%, while global natural resources (Morningstar Global Upstream Natural Resources Net Return Index) are up +8.4%

On the fixed income side, high yield corporate bonds (Solactive USD High Yield Corporates Total Market Index) and emerging market local currency bonds (J.P. Morgan Government Bond Index Emerging Markets Global Core) lead at +1.8%. Short-term TIPS (Bloomberg US Treasury TIPS 0-5 Years Total Return Index Unhedged USD) have gained +1.6%, while global ex-US aggregate bonds (Bloomberg GLA xUSD Float Adjusted RIC Capped Index TR Index Value Hedged USD) are up +1.4%. Short-term corporate bonds (Bloomberg US Corporate 1-3 Yr Total Return Index Value Unhedged USD) have returned +1.2%, followed by mortgage-backed securities (Bloomberg US MBS Float Adjusted Total Return Index Value Unhedged USD) at +1.1% and corporate bonds (ICE BofA US Corporate Index) at +1.0%. Short-term Treasuries (Bloomberg U.S. Treasury: 1-3 Year Total Return Index Value Unhedged USD) are up +0.6%, while intermediate-term Treasuries (Bloomberg U.S. Treasury 3-10 Year Total Return Index Value Unhedged USD) remain slightly negative at -0.1%.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	TOPS Managed Risk Moderate ETF Portfolio	S&P 500® Index
Jun-2016	$10,000	$10,000
Jun-2017	$11,060	$11,790
Jun-2018	$11,704	$13,484
Jun-2019	$12,093	$14,889
Jun-2020	$11,992	$16,006
Jun-2021	$14,648	$22,536
Jun-2022	$13,100	$20,144
Jun-2023	$13,702	$24,091
Jun-2024	$14,974	$30,006
Jun-2025	$15,767	$34,556
Jun-2026	$18,456	$42,271

Average Annual Return [Table Text Block]
Table Summary
	6 Months	1 Year	5 Years	10 Years
TOPS Managed Risk Moderate ETF Portfolio	8.74%	17.05%	4.73%	6.32%
S&P 500® Index	10.21%	22.32%	13.41%	15.51%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 108,505,901
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 158,241
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$108,505,901 Number of Portfolio Holdings29 Advisory Fee $158,241 Portfolio Turnover8%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	87.1%
Money Market Funds	12.9%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-1.3%
Collateral for Securities Loaned	1.9%
Money Market	11.2%
Fixed Income	29.6%
Equity	58.6%

• May represent asset weighting given fund’s investment approach/investments in other investment companies.

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Vanguard S&P 500 ETF	16.3%
Vanguard FTSE Developed Markets ETF	11.7%
State Street SPDR Portfolio Short Term Corporate Bond ETF	8.1%
State Street SPDR Portfolio S&P 400 Mid Cap ETF	7.2%
Vanguard Short-Term Inflation-Protected Securities ETF	5.4%
iShares iBoxx $ Investment Grade Corporate Bond ETF	4.5%
Vanguard FTSE Emerging Markets ETF	3.6%
State Street SPDR Portfolio S&P 600 Small Cap ETF	3.6%
FlexShares Global Upstream Natural Resources Index Fund	3.6%
iShares Global REIT ETF	3.5%

Material Fund Change [Text Block]

Material Fund Changes

Effective May 1, 2026, the name of the Fund changed from "TOPS Managed Risk Moderate Growth ETF Portfolio" to "TOPS Managed Risk Moderate ETF Portfolio."
C000112456
Shareholder Report [Line Items]
Fund Name	TOPS Managed Risk Moderate ETF Portfolio
Class Name	Class 4
Trading Symbol	TMRMG4
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about TOPS Managed Risk Moderate ETF Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-855-572-5945
Additional Information Website	https://topsfunds.com/tops-portfolios/vit/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$52	1.01%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.01%	[14]
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The S&P 500 and the Bloomberg U.S. Aggregate Bond Index both fell during the 1st quarter of 2026 ( 4.3% and  0.1%, respectively), yet all the TOPS portfolios delivered positive returns for investors. As the S&P 500 rebounded +15.2% in the 2nd quarter, the TOPS portfolios had a very strong quarter as well, leading to particularly strong performance for the equity-centric TOPS models versus the S&P 500’s return of +10.2% YTD.

Year-to-date, small cap (S&P Small Cap 600 Total Return Index) leads at +23.9%, followed by mid cap (S&P MidCap 400 Total Return Index) at +17.3%. Large cap growth (S&P 500 Growth Total Return Index) has gained +12.0%, while large cap value (S&P 500 Value Total Return Index) is up +8.0%. Internationally, emerging markets ex-China (MSCI Emerging Markets ex China Net Return USD Index) leads at +38.8%. Emerging markets ex-state-owned enterprises (WisdomTree Emerging Markets ex State Owned Enterprises Index) have returned +22.4%, while developed international (FTSE Developed ex US All Cap Net Tax [US RIC] Index) is up +14.3%. Broad-based emerging markets (FTSE Emerging Markets All Cap China A Inclusion Net Tax [US RIC] Index) have gained +9.3%. Among other asset classes, global real estate (FTSE EPRA Nareit Global REITs Net Tax Index) has gained +11.6%, while global natural resources (Morningstar Global Upstream Natural Resources Net Return Index) are up +8.4%

On the fixed income side, high yield corporate bonds (Solactive USD High Yield Corporates Total Market Index) and emerging market local currency bonds (J.P. Morgan Government Bond Index Emerging Markets Global Core) lead at +1.8%. Short-term TIPS (Bloomberg US Treasury TIPS 0-5 Years Total Return Index Unhedged USD) have gained +1.6%, while global ex-US aggregate bonds (Bloomberg GLA xUSD Float Adjusted RIC Capped Index TR Index Value Hedged USD) are up +1.4%. Short-term corporate bonds (Bloomberg US Corporate 1-3 Yr Total Return Index Value Unhedged USD) have returned +1.2%, followed by mortgage-backed securities (Bloomberg US MBS Float Adjusted Total Return Index Value Unhedged USD) at +1.1% and corporate bonds (ICE BofA US Corporate Index) at +1.0%. Short-term Treasuries (Bloomberg U.S. Treasury: 1-3 Year Total Return Index Value Unhedged USD) are up +0.6%, while intermediate-term Treasuries (Bloomberg U.S. Treasury 3-10 Year Total Return Index Value Unhedged USD) remain slightly negative at -0.1%.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	TOPS Managed Risk Moderate ETF Portfolio	S&P 500® Index
Jun-2016	$10,000	$10,000
Jun-2017	$11,032	$11,790
Jun-2018	$11,648	$13,484
Jun-2019	$11,989	$14,889
Jun-2020	$11,861	$16,006
Jun-2021	$14,450	$22,536
Jun-2022	$12,901	$20,144
Jun-2023	$13,434	$24,091
Jun-2024	$14,669	$30,006
Jun-2025	$15,402	$34,556
Jun-2026	$17,991	$42,271

Average Annual Return [Table Text Block]
Table Summary
	6 Months	1 Year	5 Years	10 Years
TOPS Managed Risk Moderate ETF Portfolio	8.69%	16.81%	4.48%	6.05%
S&P 500® Index	10.21%	22.32%	13.41%	15.51%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 108,505,901
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 158,241
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$108,505,901 Number of Portfolio Holdings29 Advisory Fee $158,241 Portfolio Turnover8%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	87.1%
Money Market Funds	12.9%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-1.3%
Collateral for Securities Loaned	1.9%
Money Market	11.2%
Fixed Income	29.6%
Equity	58.6%

• May represent asset weighting given fund’s investment approach/investments in other investment companies.

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Vanguard S&P 500 ETF	16.3%
Vanguard FTSE Developed Markets ETF	11.7%
State Street SPDR Portfolio Short Term Corporate Bond ETF	8.1%
State Street SPDR Portfolio S&P 400 Mid Cap ETF	7.2%
Vanguard Short-Term Inflation-Protected Securities ETF	5.4%
iShares iBoxx $ Investment Grade Corporate Bond ETF	4.5%
Vanguard FTSE Emerging Markets ETF	3.6%
State Street SPDR Portfolio S&P 600 Small Cap ETF	3.6%
FlexShares Global Upstream Natural Resources Index Fund	3.6%
iShares Global REIT ETF	3.5%

Material Fund Change [Text Block]

Material Fund Changes

Effective May 1, 2026, the name of the Fund changed from "TOPS Managed Risk Moderate Growth ETF Portfolio" to "TOPS Managed Risk Moderate ETF Portfolio."
C000158841
Shareholder Report [Line Items]
Fund Name	TOPS Managed Risk Moderate ETF Portfolio
Class Name	Investor Class
Trading Symbol	TMRMGI
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about TOPS Managed Risk Moderate ETF Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-855-572-5945
Additional Information Website	https://topsfunds.com/tops-portfolios/vit/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$47	0.91%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.91%	[15]
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The S&P 500 and the Bloomberg U.S. Aggregate Bond Index both fell during the 1st quarter of 2026 ( 4.3% and  0.1%, respectively), yet all the TOPS portfolios delivered positive returns for investors. As the S&P 500 rebounded +15.2% in the 2nd quarter, the TOPS portfolios had a very strong quarter as well, leading to particularly strong performance for the equity-centric TOPS models versus the S&P 500’s return of +10.2% YTD.

Year-to-date, small cap (S&P Small Cap 600 Total Return Index) leads at +23.9%, followed by mid cap (S&P MidCap 400 Total Return Index) at +17.3%. Large cap growth (S&P 500 Growth Total Return Index) has gained +12.0%, while large cap value (S&P 500 Value Total Return Index) is up +8.0%. Internationally, emerging markets ex-China (MSCI Emerging Markets ex China Net Return USD Index) leads at +38.8%. Emerging markets ex-state-owned enterprises (WisdomTree Emerging Markets ex State Owned Enterprises Index) have returned +22.4%, while developed international (FTSE Developed ex US All Cap Net Tax [US RIC] Index) is up +14.3%. Broad-based emerging markets (FTSE Emerging Markets All Cap China A Inclusion Net Tax [US RIC] Index) have gained +9.3%. Among other asset classes, global real estate (FTSE EPRA Nareit Global REITs Net Tax Index) has gained +11.6%, while global natural resources (Morningstar Global Upstream Natural Resources Net Return Index) are up +8.4%

On the fixed income side, high yield corporate bonds (Solactive USD High Yield Corporates Total Market Index) and emerging market local currency bonds (J.P. Morgan Government Bond Index Emerging Markets Global Core) lead at +1.8%. Short-term TIPS (Bloomberg US Treasury TIPS 0-5 Years Total Return Index Unhedged USD) have gained +1.6%, while global ex-US aggregate bonds (Bloomberg GLA xUSD Float Adjusted RIC Capped Index TR Index Value Hedged USD) are up +1.4%. Short-term corporate bonds (Bloomberg US Corporate 1-3 Yr Total Return Index Value Unhedged USD) have returned +1.2%, followed by mortgage-backed securities (Bloomberg US MBS Float Adjusted Total Return Index Value Unhedged USD) at +1.1% and corporate bonds (ICE BofA US Corporate Index) at +1.0%. Short-term Treasuries (Bloomberg U.S. Treasury: 1-3 Year Total Return Index Value Unhedged USD) are up +0.6%, while intermediate-term Treasuries (Bloomberg U.S. Treasury 3-10 Year Total Return Index Value Unhedged USD) remain slightly negative at -0.1%.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	TOPS Managed Risk Moderate ETF Portfolio	S&P 500® Index
Jul-2015	$10,000	$10,000
Jun-2016	$9,422	$10,139
Jun-2017	$10,380	$11,954
Jun-2018	$10,966	$13,672
Jun-2019	$11,313	$15,096
Jun-2020	$11,246	$16,229
Jun-2021	$13,602	$22,850
Jun-2022	$12,197	$20,424
Jun-2023	$12,721	$24,426
Jun-2024	$13,187	$30,424
Jun-2025	$13,631	$35,037
Jun-2026	$15,999	$42,859

Average Annual Return [Table Text Block]
Table Summary
	6 Months	1 Year	5 Years	10 Years
TOPS Managed Risk Moderate ETF Portfolio	8.82%	17.37%	3.30%	5.44%
S&P 500® Index	10.21%	22.32%	13.41%	15.51%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 108,505,901
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 158,241
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$108,505,901 Number of Portfolio Holdings29 Advisory Fee $158,241 Portfolio Turnover8%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	87.1%
Money Market Funds	12.9%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-1.3%
Collateral for Securities Loaned	1.9%
Money Market	11.2%
Fixed Income	29.6%
Equity	58.6%

• May represent asset weighting given fund’s investment approach/investments in other investment companies.

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Vanguard S&P 500 ETF	16.3%
Vanguard FTSE Developed Markets ETF	11.7%
State Street SPDR Portfolio Short Term Corporate Bond ETF	8.1%
State Street SPDR Portfolio S&P 400 Mid Cap ETF	7.2%
Vanguard Short-Term Inflation-Protected Securities ETF	5.4%
iShares iBoxx $ Investment Grade Corporate Bond ETF	4.5%
Vanguard FTSE Emerging Markets ETF	3.6%
State Street SPDR Portfolio S&P 600 Small Cap ETF	3.6%
FlexShares Global Upstream Natural Resources Index Fund	3.6%
iShares Global REIT ETF	3.5%

Material Fund Change [Text Block]

Material Fund Changes

Effective May 1, 2026, the name of the Fund changed from "TOPS Managed Risk Moderate Growth ETF Portfolio" to "TOPS Managed Risk Moderate ETF Portfolio."

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